Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 4,215,002		$ 9,457,061
Short term investments	49,117,494		47,958,289
Total	$ 53,332,496	$ 55,904,402	$ 57,415,350	$ 60,785,602	$ 63,717,328	$ 61,822,137